Income tax expense - Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax		₩ 4,090,166	$ 2,831,446	₩ 4,222,847	₩ 3,517,453
Tax calculated at statutory tax rate	[1]	997,720		1,014,678	859,608
Adjustments to net income:
Effect of income that is exempt from taxation		(189,253)		(46,946)	(37,500)
Effect of expenses that are not deductible in determining taxable income		57,584		53,719	12,163
Adjustments recognized in the current period in relation to the current tax of prior periods		7,773		(36,205)	(22,456)
Others		(11,166)		66,132	78,744
Sub-total		(135,062)		36,700	30,951
Income tax expense		₩ 862,658	$ 597,180	₩ 1,051,378	₩ 890,559
Effective tax rate		21.09%	21.09%	24.90%	25.32%
Description of applicable tax rate by taxable income		The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.

[1]	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.